Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($) segment subsidiary office	Dec. 31, 2016 USD ($)	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Number of offices | office		18
Number of wholly-owned subsidiaries | subsidiary		9
Number of wholly-owned statutory trust subsidiaries | subsidiary		2
Common stock, stock dividend, percentage				10.00%
Guarantee percentage of SBA Loan		90.00%
Number of reportable segments | segment		1
Operating lease rental payments		$ 1,233,000
Retained earnings		31,117,000	$ 20,748,000
Goodwill		$ 1,500,000
Maximum
Property, Plant and Equipment [Line Items]
Fair value inputs, discount rate		10.00%
Maximum | Building
Property, Plant and Equipment [Line Items]
PP&E useful life		30 years
Maximum | Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
PP&E useful life		10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
PP&E useful life		5 years
Minimum
Property, Plant and Equipment [Line Items]
Value for real estate appraisal for OREO or substance foreclosure		$ 100,000
Fair value inputs, discount rate		6.00%
Minimum | Equipment
Property, Plant and Equipment [Line Items]
PP&E useful life		3 years
Subsequent Event
Property, Plant and Equipment [Line Items]
increase (decrease) in AOCI for reclassification to retained earnings of tax effect from remeasurement of deferred tax	$ (66,000)